Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000234546 | FNMA9378272
Holdings [Line Items]
Percent of Total Investments	105.40%
C000234546 | FNMA9378270
Holdings [Line Items]
Percent of Total Investments	25.40%
C000234546 | Barclays Bank9377897
Holdings [Line Items]
Percent of Total Investments	10.10%
C000234546 | Barclays Bank9377894
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234546 | Societe Generale9378253
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234546 | Barclays Bank9377891
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234546 | FNMA9378279
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234546 | iShares Bitcoin Trust ETF9378263
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234546 | SWCH Commercial Mortgage Trust9378189
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234546 | S&P 500 ANNL DIV DEC279394258
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234545 | FNMA9378272
Holdings [Line Items]
Percent of Total Investments	105.40%
C000234545 | FNMA9378270
Holdings [Line Items]
Percent of Total Investments	25.40%
C000234545 | Barclays Bank9377897
Holdings [Line Items]
Percent of Total Investments	10.10%
C000234545 | Barclays Bank9377894
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234545 | Societe Generale9378253
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234545 | Barclays Bank9377891
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234545 | FNMA9378279
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234545 | iShares Bitcoin Trust ETF9378263
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234545 | SWCH Commercial Mortgage Trust9378189
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234545 | S&P 500 ANNL DIV DEC279394258
Holdings [Line Items]
Percent of Total Investments	0.90%